Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the Committee view the link between our performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to the foregoing provisions of this “Executive Compensation” section.
Required Tabular Disclosure of Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
named executive officers
(“Non-PEO
NEOs”) and our performance for the fiscal years listed below. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of “Compensation Actually Paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
Pay Versus Performance

Fiscal Year	Summary Compensation Table Total for First PEO 1	Compensation Actually Paid to First PEO 2	Summary Compensation Table Total for Second PEO 1	Compensation Actually Paid to Second PEO 2	Average Summary Compensation Table Total for non-PEONEOs 1	Average Compensation Actually Paid to non-PEONEOs 2	Value of Initial Fixed $100 Investment Based on	Net Income (Loss) ($M) 4
							SLN Total Shareholder Return 3
2025	$2,246,863	$(1,741,202)	$1,274,041	$1,273,584	$1,066,413	$707,806	$39.87	$(88.61)
2024	$3,693,970	$(3,803,950)	$0	$0	$1,438,125	$(375,513)	$28.80	$(45.31)
2023	$9,099,969	$9,739,078	$0	$0	$2,019,064	$2,113,127	$72.71	$(54.23)

(1)
Mr. Tooman was our “First PEO” for each year presented in this table; Iain Ross was appointed as our Interim Principal Executive Officer in December 2025, and accordingly he is the “Second PEO” for purposes of this table. The individuals comprising the
Non-PEO
NEOs for 2024 and 2023 are our other named executive officers: Ms. Hellums and Dr. Romano.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the amounts in the Total column of the Summary Compensation Table above with certain adjustments made in accordance with Item 402(v) of Regulation
S-K
as follows:

Fiscal Year	Executives	Total from Summary Compensation Table	Grant Date Value of New Awards	Year End Value of Unvested Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at End of Prior Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	Compensation Actually Paid
2025	PEO: Iain Ross	$1,274,041	$(1,257,000)	$1,261,745	$(13,799)	$(19,222)	$27,820	$0	$1,256,543	$1,273,584
	PEO: Craig Tooman	$2,246,863	$(1,528,263)	$0	$(568,049)	$(846,813)	$0	$(1,044,940)	$(2,459,802)	$(1,741,202)
	Non-PEO NEOs	$1,066,413	$(561,613)	$421,414	$(118,913)	$(99,493)	$0	$0	$203,007	$707,806
2024	PEO: Craig Tooman	$3,693,970	$(2,689,796)	$707,858	$(5,792,293)	$276,312	$0	$0	$(4,808,124)	$(3,803,950)
	Non-PEO NEOs	$1,438,125	$(793,475)	$208,814	$(1,320,708)	$91,731	$0	$0	$(1,020,163)	$(375,513)
2023	PEO: Craig Tooman	$9,099,969	$(7,636,244)	$7,433,279	$857,133	$(745,252)	$730,193	$0	$8,275,353	$9,739,078
	Non-PEO NEOs	$2,019,064	$(1,328,132)	$1,587,922	$96,082	$(211,788)	$93,039	$(143,060)	$1,422,195	$2,113,127

(3)
For the relevant fiscal year, “SLN Total Shareholder Return” represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing three ordinary shares). The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in our ADSs. Historical stock performance is not necessarily indicative of future stock performance.

(4)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote	Mr. Tooman was our “First PEO” for each year presented in this table; Iain Ross was appointed as our Interim Principal Executive Officer in December 2025, and accordingly he is the “Second PEO” for purposes of this table. The individuals comprising the
Non-PEO
	NEOs for 2024 and 2023 are our other named executive officers: Ms. Hellums and Dr. Romano.
Peer Group Issuers, Footnote	For the relevant fiscal year, “SLN Total Shareholder Return” represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing three ordinary shares). The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in our ADSs. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the amounts in the Total column of the Summary Compensation Table above with certain adjustments made in accordance with Item 402(v) of Regulation
S-K
as follows:

Fiscal Year	Executives	Total from Summary Compensation Table	Grant Date Value of New Awards	Year End Value of Unvested Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at End of Prior Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	Compensation Actually Paid
2025	PEO: Iain Ross	$1,274,041	$(1,257,000)	$1,261,745	$(13,799)	$(19,222)	$27,820	$0	$1,256,543	$1,273,584
	PEO: Craig Tooman	$2,246,863	$(1,528,263)	$0	$(568,049)	$(846,813)	$0	$(1,044,940)	$(2,459,802)	$(1,741,202)
	Non-PEO NEOs	$1,066,413	$(561,613)	$421,414	$(118,913)	$(99,493)	$0	$0	$203,007	$707,806
2024	PEO: Craig Tooman	$3,693,970	$(2,689,796)	$707,858	$(5,792,293)	$276,312	$0	$0	$(4,808,124)	$(3,803,950)
	Non-PEO NEOs	$1,438,125	$(793,475)	$208,814	$(1,320,708)	$91,731	$0	$0	$(1,020,163)	$(375,513)
2023	PEO: Craig Tooman	$9,099,969	$(7,636,244)	$7,433,279	$857,133	$(745,252)	$730,193	$0	$8,275,353	$9,739,078
	Non-PEO NEOs	$2,019,064	$(1,328,132)	$1,587,922	$96,082	$(211,788)	$93,039	$(143,060)	$1,422,195	$2,113,127

Non-PEO NEO Average Total Compensation Amount	$ 1,066,413	$ 1,438,125	$ 2,019,064
Non-PEO NEO Average Compensation Actually Paid Amount	$ 707,806	(375,513)	2,113,127
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the amounts in the Total column of the Summary Compensation Table above with certain adjustments made in accordance with Item 402(v) of Regulation
S-K
as follows:

Fiscal Year	Executives	Total from Summary Compensation Table	Grant Date Value of New Awards	Year End Value of Unvested Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at End of Prior Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	Compensation Actually Paid
2025	PEO: Iain Ross	$1,274,041	$(1,257,000)	$1,261,745	$(13,799)	$(19,222)	$27,820	$0	$1,256,543	$1,273,584
	PEO: Craig Tooman	$2,246,863	$(1,528,263)	$0	$(568,049)	$(846,813)	$0	$(1,044,940)	$(2,459,802)	$(1,741,202)
	Non-PEO NEOs	$1,066,413	$(561,613)	$421,414	$(118,913)	$(99,493)	$0	$0	$203,007	$707,806
2024	PEO: Craig Tooman	$3,693,970	$(2,689,796)	$707,858	$(5,792,293)	$276,312	$0	$0	$(4,808,124)	$(3,803,950)
	Non-PEO NEOs	$1,438,125	$(793,475)	$208,814	$(1,320,708)	$91,731	$0	$0	$(1,020,163)	$(375,513)
2023	PEO: Craig Tooman	$9,099,969	$(7,636,244)	$7,433,279	$857,133	$(745,252)	$730,193	$0	$8,275,353	$9,739,078
	Non-PEO NEOs	$2,019,064	$(1,328,132)	$1,587,922	$96,082	$(211,788)	$93,039	$(143,060)	$1,422,195	$2,113,127

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our cumulative TSR over the three most recently completed fiscal years on the other hand.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our Net Income during the three most recently completed fiscal years on the other.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our cumulative TSR over the three most recently completed fiscal years on the other hand.

Total Shareholder Return Amount	$ 39.87	28.8	72.71
Net Income (Loss)	(88,610,000)	(45,310,000)	(54,230,000)
MrTooman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,246,863	3,693,970	9,099,969
PEO Actually Paid Compensation Amount	$ (1,741,202)	$ (3,803,950)	$ 9,739,078
PEO Name	Mr. Tooman	Mr. Tooman	Mr. Tooman
Iain Ross [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,274,041	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,273,584	0	0
PEO Name	Iain Ross
PEO | MrTooman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,528,263)	(2,689,796)	(7,636,244)
PEO | MrTooman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,459,802)	(4,808,124)	8,275,353
PEO | MrTooman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	707,858	7,433,279
PEO | MrTooman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(568,049)	(5,792,293)	857,133
PEO | MrTooman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	730,193
PEO | MrTooman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(846,813)	276,312	(745,252)
PEO | MrTooman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,044,940)	0	0
PEO | Iain Ross [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,257,000)
PEO | Iain Ross [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,256,543
PEO | Iain Ross [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,261,745
PEO | Iain Ross [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,799)
PEO | Iain Ross [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,820
PEO | Iain Ross [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,222)
PEO | Iain Ross [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561,613)	(793,475)	(1,328,132)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,007	(1,020,163)	1,422,195
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,414	208,814	1,587,922
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,913)	(1,320,708)	96,082
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	93,039
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,493)	91,731	(211,788)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (143,060)